INTANGIBLE ASSETS - Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 6,100	¥ 42,467	¥ 38,525	¥ 10,245
Estimated amortization expenses
2020		39,982
2021		38,796
2022		38,341
2023		30,790
2024 and thereafter		¥ 55,253